Trade Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Trade Payables	12. Trade payables As of December 31, 2019, trade payables amounted to EUR 4,196 thousand (previous year: EUR 1,806 thousand).